Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of net loss from operations and the weighted average number of ordinary shares

The net loss from operations and the weighted average number of Ordinary Shares used in computing basic and diluted net loss per share from operations for the period of six months ended June 30, 2023 and 2022, is as follows:

	Six-month period ended June 30,
	2023	2022
	Unaudited
Numerator:
Net loss	$(924)	$(836)
Deemed dividend related to trigger of down round protection feature (see Note 3E below)	(7)	—
Net basic loss	$(931)	$(836)
Change in fair value of convertible advanced investment (see Note 3D below)	(269)	—
Net diluted loss	$(1,200)	$(836)

Denominator:
Ordinary shares used in computing basic net loss per share	9,411,251	2,578,760
Incremental ordinary shares to be issued upon conversion of convertible advanced investments	461,759	—
Ordinary shares used in computing diluted net loss per share	9,873,010	2,578,760

Basic net loss per ordinary share from operation	$(0.10)	$(0.32)
Diluted net loss per ordinary share from operation	$(0.12)	$(0.32)

Schedule of computing straight-line amortization
Rate of depreciation	%
Technology	20
Customer relationships	20
Trade names	10

Schedule of computing straight-line depreciation
Rate of depreciation	%
Computers and peripheral equipment	33
Office furniture and equipment	7 – 15